Income Taxes (Details) ¥ in Thousands	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)
Income Taxes [Line Items]
Current rate of taxation	8.25%	8.25%
PRC income tax rate	25.00%
Preferential EIT rates	15.00%
Reduced rate taxable income amount	25.00%
Enterprise income tax rate	20.00%
Operating loss carry-forwards			¥ 73,836	¥ 54,420
Total operating loss carry-forwards			73,836	¥ 54,420
Offset future taxable income			73,836
Tax loss carried forward			5,076
Tax exemption amount
From 2026 to 2030 [Member]
Income Taxes [Line Items]
Operating loss carry-forwards			¥ 73,636
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate	16.50%
Minimum [Member]
Income Taxes [Line Items]
Operating loss carry-forwards expire year	2026
Future taxable income expire year	2026
Maximum [Member]
Income Taxes [Line Items]
Operating loss carry-forwards expire year	2030
Future taxable income expire year	2030